Document and Entity Information Document	Jun. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 03, 2021
Entity Registrant Name	Phreesia, Inc.
Amendment Flag	false
Entity Central Index Key	0001412408
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38977
Entity Tax Identification Number	20-2275479
Entity Address, Address Line One	434 Fayetteville Street, Suite 1400
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	888
Local Phone Number	654-7473
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PHR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false